Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Schedule of Inventories
	December 31,
	2022	2021
	U.S. Dollars in thousands
Finished products	$30,429	$36,270
Purchased products	4,754	6,251
Work in progress	12,276	8,082
Raw materials	21,326	16,820
Total Inventories	$68,785	$67,423